Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Plan assets:
Balances at end of year	$ 1,055,349	$ 836,576	$ 732,523
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	302,446	249,911	228,350
Other accruals	(513,433)	(513,717)	(471,761)
Other long-term liabilities	(688,168)	(614,109)	(612,913)
Domestic Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	577,736	460,591	415,163
Projected benefit obligations:
Balances at beginning of year	466,827	410,029	390,257
Service cost	23,176	19,061	17,933
Interest cost	18,444	17,442	18,602
Actuarial (gains) losses	(5,488)	48,346	8,428
Acquisitions of businesses and other	113,174	2,496	1,194
Benefits paid	(34,097)	(30,547)	(26,385)
Balances at end of year	582,036	466,827	410,029
Plan assets:
Balances at beginning of year	703,563	614,463	634,725
Actual returns on plan assets	128,117	119,647	6,123
Acquisitions of businesses and other	72,803
Benefits paid	(34,097)	(30,547)	(26,385)
Balances at end of year	870,386	703,563	614,463
Excess (deficient) plan assets over projected benefit obligations	288,350	236,736	204,434
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	288,350	245,588	218,676
Other long-term liabilities		(8,852)	(14,242)
Total	288,350	236,736	204,434
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(59,272)	(163,088)	(211,752)
Prior service costs	(6,043)	(6,110)	(5,206)
Total recognized in Cumulative other comprehensive loss	(65,315)	(169,198)	(216,958)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.65%	3.73%	4.40%
Rate of compensation increase	4.00%	4.00%	4.00%
Weighted-average assumptions used to determine net pension costs:
Discount rate	3.73%	4.40%	4.97%
Expected long-term rate of return on assets	6.00%	7.50%	7.50%
Rate of compensation increase	4.00%	4.00%	4.00%
Foreign Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	187,670	142,769	121,137
Projected benefit obligations:
Balances at beginning of year	168,758	141,465	85,936
Service cost	5,039	3,654	3,055
Interest cost	7,940	6,927	5,954
Actuarial (gains) losses	5,939	17,532	11,395
Acquisitions of businesses and other	39,622	(975)	42,131
Effect of foreign exchange	1,549	6,633	(3,760)
Benefits paid	(5,851)	(6,478)	(3,246)
Balances at end of year	222,996	168,758	141,465
Plan assets:
Balances at beginning of year	133,013	118,060	65,748
Actual returns on plan assets	20,316	10,201	987
Acquisitions of businesses and other	36,106	6,205	57,761
Effect of foreign exchange	1,379	5,025	(3,190)
Benefits paid	(5,851)	(6,478)	(3,246)
Balances at end of year	184,963	133,013	118,060
Excess (deficient) plan assets over projected benefit obligations	(38,033)	(35,745)	(23,405)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	14,096	4,323	9,674
Other accruals	(1,126)	(869)	(829)
Other long-term liabilities	(51,003)	(39,199)	(32,250)
Total	(38,033)	(35,745)	(23,405)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(35,183)	(41,567)	(26,994)
Total recognized in Cumulative other comprehensive loss	$ (35,183)	$ (41,567)	$ (26,994)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.89%	4.58%	4.94%
Rate of compensation increase	4.31%	4.08%	4.05%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.58%	4.94%	5.48%
Expected long-term rate of return on assets	5.67%	6.04%	6.12%
Rate of compensation increase	4.08%	4.04%	4.06%